Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands, shares in Millions	Jan. 01, 2022	May 07, 2020	Jan. 29, 2019	Jan. 28, 2019	Nov. 16, 2018	Jul. 24, 2018	Jul. 18, 2018	Jan. 01, 2018
Organization and Principal Activities (Details) [Line Items]
Equity acquisition framework agreement description	the Company closed an Equity Acquisition Framework Agreement (the “Framework Agreement”) with Golden Shield Enterprises Limited (“Golden Shield”), Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”), The Company acquired 100% of the issued and outstanding securities of Weiliantong and Golden Shield for an aggregate consideration of RMB280,000 (approximately US$43,800)On January 4, 2022, the Company set up a new subsidiary, Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd. for general corporate purpose. On January 25, 2022, SG consummated the acquisition of the 100% equity interest in Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) and its wholly owned subsidiary, Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) from its original shareholders for a cash consideration of RMB100 (US$15). On February 15, 2022, QYHN established a 51% owned subsidiary Hongcheng Huiying (Hangzhou) Technology Industry Development Co., Ltd. (“HCHY”) in Zhejiang, PRC to provide information technology service.
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi)				¥ 32,000
Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage		100.00%
Equity interest, percentage					100.00%
Business Combination [Member] | Sixiang Times [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage								65.00%
Business Combination [Member] | Holgus [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage						100.00%	100.00%
Business Combination [Member] | Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage		100.00%
Equity interest, percentage				100.00%
Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage			100.00%
Business Combination [Member] | (new) Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage			100.00%
Share Exchange Agreement [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)		19.4
Consideration of ordinary shares (in Shares)		3.0
Share Exchange Agreement [Member] | Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage		100.00%
Kashgar [Member] | Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi)						¥ 10,000
Tianjin Sihui Peiying Technology Co., Ltd. (“SY”) [Member] | Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage					100.00%